Repurchase of shares (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥)	Feb. 29, 2020 USD ($)
Stockholders' Equity Note [Abstract]
Share repurchase program, authorized amount | $			$ 10,000,000
Shares repurchased | shares	1,922,180
Total cost	$ 2,109,847	¥ 13.4